Share-based compensation - Summary of Valuation Inputs (Details) - 2021 EIP	12 Months Ended
	Dec. 31, 2025 year $ / shares	Dec. 31, 2024 year $ / shares	Dec. 31, 2023 year $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share) | $ / shares	$ 3.04	$ 3.4	$ 2.53
Life of option | year	5.50	5.50	5.50
Expected volatility (%)	73.84%	72.86%	69.50%
Risk free interest rate (%)	3.68%	3.50%	3.45%
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in dollars per share) | $ / shares	$ 4.73	$ 4.96	$ 4.72
Life of option | year	7.00	7.00	7.00
Expected volatility (%)	77.60%	74.95%	74.96%
Risk free interest rate (%)	4.03%	4.40%	4.67%